Subsequent Events (Unaudited)	12 Months Ended
Dec. 30, 2012
Subsequent Events [Abstract]
Subsequent Events (Unaudited)
(22) Subsequent Events (Unaudited)

Management Agreement

On August 27, 2013, the Company entered into a management agreement (the “Local Media Management Agreement”) with Local Media Parent. Under the terms of the Local Media Management Agreement, the Company will manage the operations of Local Media.  In return, the Company will receive compensation including an annual fee of $1,100, which may be adjusted to an amount not to exceed $1,210 based on a formula defined in the Local Media Management Agreement. In addition, the Company will be eligible to earn an annual incentive pay out equal to 12.5% of the EBITDA of Local Media in excess of budget.  Although Local Media Parent owns 100% of the equity of Local Media, GateHouse manages the daily operations of Local Media.  The Company has determined that the Local Media Management Agreement results in Local Media being a variable interest entity as the Company has the power to direct the activities that most significantly affect the economic performance of the entity. As a result, GateHouse expects that it will be the primary beneficiary and therefore expects to consolidate Local Media's financial position and results of operations. Local Media had revenues of $158,559 and pre-tax loss of $27,907 for the twelve months ended June 30, 2013 and total assets of $127,436 at June 30, 2013.